Commitments and Contingencies (Details) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022	Dec. 31, 2016
Commitments and Contingencies (Details) [Line Items]
Accrued contingent liabilities			$ 14,808,000	$ 16,881,000	$ 6,025,000
Unpaid lease expenses			6,400,000
Legal claims in cash			1,800,000		2,500,000
Additional cash	$ 3,400,000
Settlement payment			1,200,000
Initial settlement payment			1,800,000
Relieved liability			$ 1,200,000
Reservation received for vehicle (in Shares)			14,000
Unpaid interest (in Shares)			14,000
Purchase obligations				388,672,000
rent expense				2,665,000	2,452,000
Contingent liabilities				16,881,000	5,025,000
Exercise price per share (in Dollars per share)		$ 2.55
Grant date fair value		$ 8,459,000
General and administrative expense				$ 6,309,000	6,082,000
Additional cash							$ 10,000
Interest percentage				12.00%
Reversal of accrued expenses					2,255,000
Unpaid vendor payments					6,082,000
Other Liabilities [Member]
Commitments and Contingencies (Details) [Line Items]
Non-current contingent liabilities					1,000,000
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term				3 years
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term				5 years
Legal Matters [Member]
Commitments and Contingencies (Details) [Line Items]
Accrued contingent liabilities					$ 5,000,000
Settled Legal Matter [Member]
Commitments and Contingencies (Details) [Line Items]
Legal claims in cash		$ 2,850,000
Outstanding Legal Dispute [Member]
Commitments and Contingencies (Details) [Line Items]
Outstanding legal expenses				$ 7,584,000
Outstanding Legal Matter, Breach of Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Related legal dispute				5,400,000
Outstanding Legal Matter, Breach of Service Contract [Member]
Commitments and Contingencies (Details) [Line Items]
Related legal dispute				1,672,000
Outstanding Legal Dispute for Software Infringement [Member]
Commitments and Contingencies (Details) [Line Items]
Related legal dispute				1,200,000
Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Issue stock options (in Shares)		847,800
Subsequent Event [Member] | Outstanding Legal Dispute for Breach of Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Pay in cash						$ 1,800,000
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Interest percentage	5.00%
Forecast [Member] | Outstanding Legal Dispute for Breach of Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Additional cash	$ 3,400,000
Interest percentage	5.00%
Palantir Technologies Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Invested amount		$ 25,000,000
Hosting fees		$ 47,000,000
Hosting fees				$ 5,333,000
Chief Executive Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Annual base salary reduction			25.00%
Chief Product And User Ecosystem Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Annual base salary reduction			25.00%